GS Mortgage-Backed Securities Trust 2022-PJ6 ABS-15G

Exhibit 99.3 - Schedule 7

Data Compare Summary (Total)

Run Date - 6/10/2022 12:05:42 PM

Field Label	Loans With Discrepancy	Total Times Compared	% Variance	# Of Loans
# of Units	0	15	0.00%	335
Amortization Term	0	13	0.00%	335
Amortization Type	0	13	0.00%	335
Balloon Flag	0	332	0.00%	335
Borrower First Name	0	335	0.00%	335
Borrower FTHB	0	13	0.00%	335
Borrower Last Name	0	335	0.00%	335
Borrower SSN	0	332	0.00%	335
City	0	335	0.00%	335
Contract Sales Price	0	2	0.00%	335
Decision System	0	13	0.00%	335
Doc Type	0	2	0.00%	335
Escrow Account	0	3	0.00%	335
Has FTHB	0	5	0.00%	335
Investor: Qualifying Total Debt Ratio	0	335	0.00%	335
Lender	0	332	0.00%	335
Lien Position	0	13	0.00%	335
LTV Valuation Value	0	2	0.00%	335
Margin	0	2	0.00%	335
Mortgage Type	0	4	0.00%	335
Note Date	0	13	0.00%	335
Occupancy	0	335	0.00%	335
Original CLTV	0	335	0.00%	335
Original Interest Rate	0	335	0.00%	335
Original Loan Amount	0	335	0.00%	335
Original LTV	0	335	0.00%	335
Original Term	0	2	0.00%	335
Originator Loan Designation	0	332	0.00%	335
PITIA Reserves Months	0	156	0.00%	335
Product Description	0	332	0.00%	335
Property Type	0	335	0.00%	335
Purpose	0	335	0.00%	335
Refi Purpose	0	62	0.00%	335
Representative FICO	0	335	0.00%	335
State	0	335	0.00%	335
Street	0	335	0.00%	335
Zip	0	335	0.00%	335
Total	0	7,018	0.00%	335